UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06292

UBS Investment Trust

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: August 31

Date of reporting period: November 30, 2004

Item 1. Schedule of Investments

UBS U.S. Allocation Fund

SCHEDULE OF INVESTMENTS—November 30, 2004 (unaudited)

Number of Shares		Value ($)
Common Stocks—68.88%
Aerospace & Defense—1.69%
38,800	Esterline Technologies Corp. (1)*	1,381,280
157,300	Lockheed Martin Corp.(1)	9,570,132
176,400	Northrop Grumman Corp.(1)	9,936,612
15,800	Triumph Group, Inc.*	640,848
		21,528,872
Airlines—0.11%
73,900	Mesa Air Group, Inc.(1)*	518,778
73,300	Pinnacle Airlines Corp.*	919,915
		1,438,693
Auto Components—0.93%
30,100	American Axle & Manufacturing Holdings, Inc.	877,716
178,900	Johnson Controls, Inc.(1)	10,984,460
		11,862,176
Banks—4.87%
22,000	Accredited Home Lenders Holding Co.(1)*	944,900
33,900	Boston Private Financial Holdings, Inc.(1)	918,351
39,100	Colonial BancGroup, Inc.	830,093
23,100	Cullen/Frost Bankers, Inc.	1,106,721
18,200	First BanCorp.	1,166,984
584,300	Mellon Financial Corp.	17,073,246
72,100	Ocwen Financial Corp.(1)*	672,693
173,100	PNC Financial Services Group	9,416,640
23,800	South Financial Group, Inc.	754,103
27,000	Trustmark Corp.	831,600
459,900	Wells Fargo & Co.	28,408,023
		62,123,354
Biotechnology—1.05%
11,000	Digene Corp.(1)*	266,013
227,200	Genzyme Corp.(1)*	12,725,472
62,800	Seattle Genetics, Inc.*	428,924
		13,420,409
Building Products—1.77%
28,900	Apogee Enterprises, Inc.	421,362
626,000	Masco Corp.(1)	22,079,020
		22,500,382
Business Services—0.03%
22,300	NGP Capital Resources Co.*	334,500
Chemicals—0.04%
13,400	Lubrizol Corp.	462,970
Commercial Services & Supplies—0.57%
161,200	Equifax, Inc.	4,452,344
7,700	John H. Harland Co.	271,887
38,600	McGrath Rentcorp.	1,631,236
31,900	Mobile Mini, Inc.*	966,251
		7,321,718
Communications Equipment—0.23%
8,900	Black Box Corp.	379,852
28,200	Harris Corp.(1)	1,866,558
28,200	Tekelec(1)*	660,162
		2,906,572
Computers & Peripherals—0.41%
242,100	Hewlett-Packard Co.	4,842,000
122,700	Quantum Corp.*	350,922
		5,192,922
Construction Materials—0.94%
237,236	Martin Marietta Materials, Inc.(1)	11,921,109

Number of Shares		Value ($)
Diversified Financials—7.99%
62,200	Apollo Investment Corp.	917,450
759,686	Citigroup, Inc.	33,995,948
314,500	Federal Home Loan Mortgage Corp.	21,467,770
11,700	IndyMac Bancorp, Inc.(1)	380,133
498,700	J.P. Morgan Chase & Co.	18,776,055
40,400	Jackson Hewitt Tax Service, Inc.	872,236
473,450	Morgan Stanley	24,027,588
12,800	National Financial Partners Corp.	444,672
39,200	Saxon Capital, Inc.*	889,840
		101,771,692
Diversified Telecommunication Services—0.54%
274,900	SBC Communications, Inc.(1)	6,919,233

Electric Utilities—3.71%
10,967	ALLETE, Inc.(1)	399,187
233,000	American Electric Power Co., Inc.	7,961,610
298,400	CMS Energy Corp.(1)*	3,043,680
450,100	Exelon Corp.	18,773,671
313,791	FirstEnergy Corp.(1)	13,251,394
182,000	Pepco Holdings, Inc.	3,883,880
		47,313,422
Electrical Equipment—0.05%
39,800	Ultralife Batteries, Inc.*	598,592
Electronic Equipment & Instruments—1.07%
42,200	Methode Electronics, Inc.	557,040
196,000	Mettler-Toledo International, Inc.(1)*	10,113,600
58,800	Newport Corp.*	725,592
45,100	Park Electrochemical Corp.	951,159
45,600	Regal-Beloit Corp.(1)	1,286,376
		13,633,767
Energy Equipment & Services—0.22%
36,700	Oceaneering International, Inc.*	1,409,280
35,400	Offshore Logistics, Inc.*	1,341,660
		2,750,940
Food & Drug Retailing—1.61%
385,900	Albertson's, Inc.(1)	9,763,270
661,600	Kroger Co.*	10,704,688
		20,467,958
Food Products—0.05%
34,800	Hain Celestial Group, Inc.*	676,164
Gas Utilities—0.64%
221,100	Sempra Energy(1)	8,176,278
Health Care Equipment & Supplies—1.39%
78,400	Candela Corp.*	766,752
141,700	Guidant Corp.(1)	9,186,411
27,300	Haemonetics Corp.*	952,770
119,600	Medtronic, Inc.(1)	5,746,780
19,800	Mentor Corp.	611,028
9,600	Ocular Sciences, Inc.(1)*	463,814
		17,727,555

Number of Shares		Value ($)
Health Care Providers & Services—3.15%
93,300	Anthem, Inc.(1)*	9,454,089
20,100	LifePoint Hospitals, Inc.(1)*	739,278
17,100	Molina Healthcare, Inc.*	742,995
56,900	Quest Diagnostics, Inc.(1)	5,334,375
17,900	RehabCare Group, Inc.(1)*	471,128
46,350	Renal Care Group, Inc.*	1,543,455
263,200	UnitedHealth Group, Inc.(1)	21,806,120
		40,091,440
Hotels, Restaurants & Leisure—0.09%
28,200	CBRL Group, Inc.	1,149,714
Household Durables—0.28%
64,200	Department 56, Inc.*	1,086,906
33,400	Furniture Brands International, Inc.	811,286
9,900	Ryland Group, Inc.	1,003,365
22,600	Snap-On, Inc.	714,386
		3,615,943
Household Products—0.92%
183,700	Kimberly Clark Corp.	11,685,157
Insurance—2.82%
175,900	AFLAC, Inc.(1)	6,617,358
178,800	Allstate Corp.	9,029,400
24,200	AmerUs Group Co.(1)	1,054,394
126,000	Hartford Financial Services Group, Inc.(1)	8,064,000
18,000	Selective Insurance Group, Inc.(1)	806,220
273,400	Willis Group Holdings Ltd.(1)	10,348,190
		35,919,562
Internet Software & Services—0.06%
209,800	Tumbleweed Communications Corp.*	734,300
IT Consulting & Services—0.05%
24,000	BearingPoint, Inc.*	208,800
112,800	Computer Task Group, Inc.*	410,592
		619,392
Machinery—1.75%
30,200	Gardner Denver, Inc.*	1,038,880
218,300	Illinois Tool Works, Inc.	20,570,409
19,300	Nordson Corp.	734,558
		22,343,847
Media—6.22%
12,500	ADVO, Inc.	438,875
182,500	Dex Media, Inc.(1)*	4,312,475
67,800	Gannett Co., Inc.(1)	5,592,822
511,300	Interpublic Group Cos., Inc.(1)*	6,345,233
196,900	Omnicom Group, Inc.(1)	15,948,900
56,100	Radio One, Inc., Class D(1)*	782,595
42,200	Saga Communications, Inc., Class A*	716,978
857,500	Time Warner, Inc.*	15,186,325
205,600	Tribune Co.(1)	8,916,872
606,900	Viacom, Inc., Class B	21,059,430
		79,300,505

Number of Shares		Value ($)
Metals & Mining—0.01%
3,000	Quanex Corp.	177,000
Multi-Line Retail—2.15%
407,300	Costco Wholesale Corp.(1)	19,794,780
163,800	Kohl's Corp.(1) *	7,561,008
		27,355,788
Oil & Gas—3.05%
17,500	Cimarex Energy Co.*	703,150
21,100	Equitable Resources, Inc.	1,255,450
461,400	Exxon Mobil Corp.	23,646,750
61,650	Kerr-McGee Corp.(1)	3,836,480
240,000	Marathon Oil Corp.	9,465,600
		38,907,430
Personal Products—0.07%
37,100	Nu Skin Enterprises, Inc.(1)	834,008
Pharmaceuticals—7.75%
33,000	Alkermes, Inc.(1)*	455,070
294,900	Allergan, Inc.(1)	21,675,150
293,000	Bristol-Myers Squibb Co.(1)	6,885,500
146,500	Cephalon, Inc.(1)*	6,963,145
11,500	DOV Pharmaceutical, Inc. *	212,865
468,664	Johnson & Johnson(1)	28,269,812
20,400	K-V Pharmaceutical Co., Class A *	383,520
41,500	Ligand Pharmaceuticals, Inc. *	464,800
691,050	Mylan Laboratories, Inc.(1)	12,549,468
19,500	Trimeris, Inc.(1)*	241,995
15,500	Vicuron Pharmaceuticals, Inc.(1)*	272,645
511,700	Wyeth Pharmaceuticals(1)	20,401,479
		98,775,449
Real Estate—0.25%
22,500	Government Properties Trust, Inc.	238,500
20,900	Innkeepers USA Trust	281,732
21,800	Kilroy Realty Corp.	881,156
16,800	Parkway Properties, Inc.	841,680
33,600	Thornburg Mortgage, Inc.(1)	957,264
		3,200,332
Road & Rail—2.27%
601,000	Burlington Northern Santa Fe, Inc.(1)	27,069,040
6,150	Genesee & Wyoming Inc., Class A*	169,556
34,000	Werner Enterprises, Inc.	765,000
18,700	Yellow Roadway Corp.*	988,295
		28,991,891
Semiconductor Equipment & Products—0.02%
30,500	Integrated Silicon Solution, Inc.(1)*	233,630
Software—4.17%
519,100	BEA Systems, Inc.	4,194,328
56,300	Mentor Graphics Corp.(1)*	706,565
103,900	Mercury Interactive Corp.(1)*	4,738,879
879,500	Microsoft Corp.	23,579,395
971,300	Oracle Corp. (1)*	12,296,658
25,100	Reynolds & Reynolds Co., Class A	595,623
323,200	VERITAS Software Co.*	7,078,080
		53,189,528

Number of Shares				Value ($)
Specialty Retail—1.11%
91,900	Advance Auto Parts, Inc.(1)*			3,791,794
26,400	Linens ’n Things, Inc.*			655,776
34,356	Movado Group, Inc.			632,150
67,800	Party City Corp.*			867,162
27,000	Rent-A-Center, Inc.(1)*			688,230
10,800	School Specialty, Inc.(1)*			410,400
31,600	Sharper Image Corp.*			605,456
23,700	Sports Authority, Inc.*			675,687
244,700	TJX Cos., Inc.			5,760,238
				14,086,893
Textiles & Apparel—0.03%
11,500	Kellwood Co.			400,315
Wireless Telecommunication Services—2.75%
1,232,400	Nextel Communications, Inc., Class A*			35,074,104
Total Common Stocks (cost—$820,381,080)				877,735,506
Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)
U.S. Government Obligations—3.91%
4,080	U.S. Treasury Bonds	05/15/17	8.750	5,653,350
3,730	U.S. Treasury Bonds(1)	08/15/23	6.250	4,279,884
3,655	U.S. Treasury Bonds	02/15/27	6.625	4,404,418
1,855	U.S. Treasury Bonds	05/15/30	6.250	2,162,162
485	U.S. Treasury Bonds	02/15/31	5.375	510,462
9,200	U.S. Treasury Notes	07/31/06	2.750	9,174,489
145	U.S. Treasury Notes	07/15/09	3.625	144,796
24,145	U.S. Treasury Notes (1)	02/15/14	4.000	23,541,375
Total U.S. Government Obligations (cost—$50,215,622)				49,870,936
Government National Mortgage Association Certificates—1.50%
18	GNMA	04/15/26	7.000	19,236
26	GNMA	10/15/28	6.500	27,352
6,596	GNMA	07/15/29	6.000	6,846,154
61	GNMA	04/15/31	6.500	64,634
12	GNMA II	11/20/28	6.000	12,544
26	GNMA II	02/20/29	6.000	26,752
11,761	GNMA II	02/20/34	6.000	12,172,465
Total Government National Mortgage Association Certificates (cost—$19,293,998)				19,169,137
Federal Home Loan Mortgage Corporation Certificates—1.90%
10	FHLMC	11/01/07	5.000	9,764
5,000	FHLMC	01/12/09	3.875	4,967,080
3,315	FHLMC(1)	07/15/12	5.125	3,451,707
8,910	FHLMC	01/30/14	5.000	8,865,940
30	FHLMC	09/01/17	5.500	31,013
53	FHLMC	12/01/17	6.000	55,123
55	FHLMC	01/01/18	5.500	57,035
47	FHLMC	04/01/18	5.500	48,774
85	FHLMC	12/01/18	5.500	88,040
2,745	FHLMC	08/01/28	6.500	2,885,043
41	FHLMC	02/01/29	6.500	43,617
37	FHLMC	04/01/29	6.500	38,793
15	FHLMC	10/01/29	6.000	15,599
11	FHLMC	03/01/32	6.000	11,725
80	FHLMC	11/01/32	6.500	84,365
94	FHLMC	10/01/33	6.000	96,640
3,369	FHLMC	02/01/34	6.000	3,478,857
Total Federal Home Loan Mortgage Corporation Certificates (cost—$24,318,244)				24,229,115

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)		Value ($)
Federal National Mortgage Association Certificates—5.89%
4,270	FNMA	01/15/07	5.000		4,420,786
7,760	FNMA	01/19/07	2.625		7,658,042
2,550	FNMA	02/01/11	6.250		2,783,379
3,417	FNMA	02/01/14	6.000		3,586,082
115	FNMA	03/01/17	6.500		122,463
23	FNMA	07/01/17	6.000		24,563
7,740	FNMA	09/01/17	5.500		8,014,460
10,735	FNMA	11/01/17	5.500		11,101,986
25	FNMA	12/01/17	5.500		25,384
196	FNMA	01/01/18	5.500		202,779
5,378	FNMA	02/01/19	5.000		5,462,387
7	FNMA	06/01/23	6.000		6,761
25	FNMA	03/01/29	6.000		25,346
64	FNMA	04/01/29	6.500		67,240
8,499	FNMA	08/01/29	6.500		8,934,922
26	FNMA	05/01/30	6.500		27,539
4,664	FNMA	07/01/30	6.500		4,902,940
5,818	FNMA	11/01/30	6.500		6,120,343
23	FNMA	05/01/31	7.500		24,296
28	FNMA	11/01/31	6.500		29,546
3,382	FNMA	08/01/32	7.000		3,587,321
55	FNMA	02/01/33	7.500		59,051
25	FNMA	06/01/33	6.000		25,388
108	FNMA	10/01/33	6.000		111,934
3,933	FNMA	03/01/34	5.000		3,890,873
3,700	FNMA TBA	TBA	6.500		3,881,529
Total Federal National Mortgage Association Certificates (cost—$75,426,641)					75,097,340
Collateralized Mortgage Obligations—5.21%
5,150	Asset Securitization Corp., Series 1995-MD4, Class A3	08/13/29	7.384		5,630,382
80	Citibank Omni-S Master Trust, Series 2001-1, Class A	02/15/10	2.280	‡	79,965
755	Commercial Mortgage Pass-Through Certificates, Series 2001-FL5A, Class E**	11/15/13	3.600	‡	754,971
880	Commercial Mortgage Pass-Through Certificates, Series 2001-FL5A, Class F**	11/15/13	2.733	‡	867,008
92	FHLMC REMIC, Series 2148, Class ZA	04/15/29	6.000		93,912
66	FHLMC REMIC, Series 2426, Class GH	08/15/30	6.000		67,899
2,024	FHLMC REMIC, Series 2430, Class UC	09/15/16	6.000		2,089,046
90	FHLMC REMIC, Series 2532, Class PD	06/15/26	5.500		92,052
4,789	FHLMC REMIC, Series T-42, Class A5	02/25/42	7.500		5,134,126
1,387	First Union Lehman-Brothers Commercial Mortgage, Series 1997-C2, Class A3	11/18/29	6.650		1,479,431
10,000	FNMA REMIC, Series 2002-53, Class PD	01/25/32	6.000		10,340,936
8,141	FNMA REMIC, Series 2004-W1, Class 3A	01/25/43	4.052	‡	8,533,546
20	Greenwich Capital Commercial Funding Corp., Series 2003-FL1, Class A**	07/05/18	2.370	‡	19,639
1,056	GSMPS Mortgage Loan Trust, Series 2001-2, Class A**	06/19/32	7.500		1,122,981
1,300	Host Marriott Pool Trust, Series 1999-HMTA, Class C**	08/03/15	7.730		1,477,881
800	Host Marriott Pool Trust, Series 1999-HMTA, Class D**	08/03/15	7.970		905,926
800	Host Marriott Pool Trust, Series 1999-HMTA, Class E**	08/03/15	8.070		890,476
2	Impac Secured Assets Common Owner Trust, Series 2001-3, Class A2	04/25/31	7.250		1,917
6,250	JP Morgan Commercial Mortgage Finance Corp., Series 1998-C6, Class A3	01/15/30	6.613		6,685,853
56	JP Morgan Commercial Mortgage Finance Corp., Series 1999-C8, Class A1	07/15/31	7.325		57,804
56	LB Commercial Conduit Mortgage Trust, Series 1999-C1, Class A1	06/15/31	6.410		58,236
1,131	MLCC Mortgage Investors, Inc., Series 2003-D, Class XA1(2)(6)	08/25/28	1.406	@	16,790
2,000	Morgan Stanley Capital I, Series 1997-ALIC, Class D	12/15/07	7.230		2,141,800
18	Morgan Stanley Dean Witter Capital I, Series 2000-LIF2, Class A1	10/15/33	6.960		19,743
37	Nomura Asset Securities Corp., Series 1995-MD3, Class A1B	04/04/27	8.150		37,729
3,502	Nomura Asset Securities Corp., Series 1996-MD5, Class A4	04/13/39	7.970	‡	3,738,493

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)		Value ($)
1,400	Paragon Mortgages PLC, Series 7A, Class B1A**	05/15/43	3.040	‡	1,404,256
5,375	PNC Mortgage Acceptance Corp., Series 2000-C1, Class A2	02/15/10	7.610		6,104,974
4,000	Salomon Brothers Mortgage Securities VII, Series 2003-CDCA, Class C**	02/15/15	2.650	‡	4,021,002
2,467	Structured Adjustable Rate Mortgage Loan, Series 2004-3AC, Class A1	03/25/34	4.940		2,468,221
26	Vanderbilt Mortgage Finance, Series 2000-B, Class IA3	05/07/17	8.255		26,187
Total Collateralized Mortgage Obligations (cost—$66,640,768)					66,363,182
Asset-Backed Securities—1.95%
2	Americredit Automobile Receivables Trust, Series 2003-AM, Class A2B	10/06/06	2.331	‡	1,844
80	Capital One Multi-Asset Execution Trust, Series 2003-A1, Class A1	01/15/09	2.490	‡	80,333
4,419	Conseco Finance Securitizations Corp., Series 2000-2, Class A4	12/01/31	8.480		4,619,934
5,000	Conseco Finance Securitizations Corp., Series 2000-5, Class A5	02/01/32	7.70		4,984,997
0	Conseco Finance Securitizations Corp., Series 2000-B, Class AF4	02/15/31	7.870		100
4,121	Conseco Finance Securitizations Corp., Series 2001-1, Class A4	05/01/31	7.620		4,227,408
37	Countrywide Asset-Backed Certificates, Series 2004-SD1, Class A1**	06/25/33	2.521	‡	36,935
1,703	First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FFB, Class A1	06/25/24	4.167	‡	1,689,411
3,125	MMCA Automobile Trust, Series 2001-1, Class B	06/15/07	6.190		3,139,268
55	Peco Energy Transition Trust, Series 1999-A, Class A7	03/01/09	6.130		58,872
4,500	Permanent Financing PLC, Series 4, Class 2C	06/10/42	2.583	‡	4,499,291
660	Providian Gateway Master Trust, Series 2004-AA, Class C**	03/15/11	3.000	‡	661,914
770	Providian Gateway Master Trust, Series 2004-AA, Class D**	03/15/11	3.950	‡	771,540
35	RAFC Asset-Backed Trust, Series 2001-1, Class A3	11/25/29	5.115		35,143
Total Asset-Backed Securities (cost—$24,743,301)					24,806,990
Corporate Bonds—7.35%
Aerospace & Defense—0.24%
175	Armor Holdings, Inc.	08/15/13	8.250		195,562
250	BE Aerospace, Inc., Series B	05/01/11	8.875		262,500
450	Boeing Capital Corp.	09/27/10	7.375		516,677
650	Bombardier Capital, Inc.**	06/29/06	6.125		656,500
550	Bombardier, Inc.(1)**	05/01/14	6.300		495,000
250	DRS Technologies, Inc.	11/01/13	6.875		261,250
300	Lockheed Martin Corp.	12/01/29	8.500		399,356
250	Sequa Corp.	08/01/09	9.000		280,000
					3,066,845
Agriculture—0.02%
300	American Rock Salt Co. LLC	03/15/14	9.500		312,750
Airlines—0.13%
1,100	American Airlines(1)	04/01/11	8.608		960,242
166	Continental Airlines, Inc., Series 974B	01/02/17	6.900		131,019
461	Northwest Airlines, Series 2000-1, Class G	04/01/21	8.072		503,227
					1,594,488
Apparel/Textiles—0.03%
100	Levi Strauss & Co.	01/15/08	11.625		104,500
150	Levi Strauss & Co.(1)	12/15/12	12.250		158,250
150	Tommy Hilfiger USA, Inc.	06/01/08	6.850		150,750
					413,500
Automobile OEM—0.53%
1,700	DaimlerChrysler N.A. Holding Corp.	06/04/08	4.050		1,690,888
1,030	Ford Motor Co.	07/16/31	7.450		1,002,035
1,960	Ford Motor Credit Co.	01/12/09	5.800		1,997,289
850	General Motors Acceptance Corp.	09/15/11	6.875		866,999
650	General Motors Acceptance Corp.	11/01/31	8.000		651,357
475	General Motors Corp.	07/15/33	8.375		483,520
					6,692,088

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)		Value ($)
Automotive Parts—0.06%
200	Advanced Accessory Systems	06/15/11	10.750		190,000
175	Collins & Aikman Products Co.	12/31/11	10.750		177,187
150	Collins & Aikman Products Co.(1)**	08/15/12	12.875		129,000
150	Dura Operating Corp., Series D(1)	05/01/09	9.000		143,625
150	Stanadyne Corp.**	08/15/14	10.000		161,250
					801,062
Banking-Non-U.S.—0.09%
275	Abbey National PLC	10/26/29	7.950		345,433
325	HSBC Holdings PLC	12/12/12	5.250		333,243
400	Royal Bank of Scotland Group PLC, Series 1	03/31/49	9.118		486,518
					1,165,194
Banking-U.S.—0.75%
1,500	Bank of America Corp.	01/15/11	7.400		1,732,420
525	Bank One Corp.	08/01/10	7.875		609,881
2,154	Citigroup, Inc.**	09/15/14	5.000		2,139,275
425	CS First Boston, Inc.	01/15/09	3.875		421,213
400	CS First Boston, Inc.	01/15/12	6.500		443,871
1,000	J.P. Morgan Chase & Co.	02/01/11	6.750		1,115,182
300	US Bank, N.A.	08/01/11	6.375		331,498
425	Wachovia Bank N.A.	08/18/10	7.800		494,080
1,625	Washington Mutual, Inc.	01/15/07	5.625		1,692,012
500	Wells Fargo Bank N.A.	02/01/11	6.450		553,823
					9,533,255
Broadcast—0.07%
250	Granite Broadcasting	12/01/10	9.750		235,000
300	News America, Inc.	04/08/28	7.125		330,157
500	Nexstar Finance Holdings LLC, Inc.	04/01/13	11.375	#	387,500
					952,657
Brokerage—0.28%
1,375	Goldman Sachs Group, Inc.	01/15/11	6.875		1,538,009
1,825	Morgan Stanley	04/15/11	6.750		2,034,820
					3,572,829
Building Materials—0.02%
100	Ainsworth Lumber**	10/01/12	7.250		100,000
200	Building Materials Corp., Series B	07/15/05	7.750		204,000
					304,000
Business Services—0.05%
200	Activant Solutions, Inc.	06/15/11	10.500		213,000
250	Da-Lite Screen Co., Inc.	05/15/11	9.500		268,750
100	Invensys PLC**	03/15/11	9.875		107,750
					589,500
Cable—0.20%
350	Charter Communications Operating Capital Corp.**	04/30/14	8.375		364,000
1,275	Comcast Cable Communications, Inc.	01/30/11	6.750		1,414,192
250	CSC Holdings, Inc., Series B	04/01/11	7.625		267,500
75	Echostar DBS Corp.**	10/01/14	6.625		75,937
200	Insight Communications, Inc.	02/15/11	12.250	#	192,000
200	Mediacom Broadband LLC	01/15/13	9.500		195,500
					2,509,129

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)
Chemicals—0.35%
800	Dow Chemical Co.	02/01/11	6.125	865,312
200	Equistar Chemicals LP	05/01/11	10.625	231,000
675	ICI Wilmington, Inc.	12/01/08	4.375	675,611
200	Methanex Corp.	08/15/12	8.750	233,500
300	Omnova Solutions, Inc.	06/01/10	11.250	337,500
475	Praxair, Inc.	04/01/12	6.375	525,544
150	Resolution Performance(1)	11/15/10	13.500	163,875
100	Rhodia SA	06/01/10	10.250	111,000
250	Rhodia SA	06/01/11	8.875	245,000
250	Rockwood Specialties Group, Inc.	05/15/11	10.625	284,375
275	Rohm & Haas Co.	07/15/29	7.850	345,827
75	Terra Capital, Inc.	10/15/08	12.875	93,750
163	Terra Capital, Inc.	06/01/10	11.500	185,005
163	Westlake Chemical Corp.	07/15/11	8.750	183,782
				4,481,081
Commercial Services—0.03%
325	Cendant Corp.	01/15/08	6.250	345,602
Consumer Products—0.01%
125	Amscan Holdings, Inc.	05/01/14	8.750	125,312
Consumer Products-NonDurables—0.07%
335	Avon Products, Inc.	11/15/09	7.150	377,948
500	Newell Rubbermaid, Inc.	05/01/10	4.000	480,508
				858,456
Containers & Packaging—0.13%
200	Anchor Glass Container Corp.	02/15/13	11.000	214,000
175	Constar International(1)	12/01/12	11.000	180,687
500	Crown Cork & Seal, Inc.	04/15/23	8.000	492,500
75	Owens-Brockway Glass Container, Inc.**	12/01/14	6.750	75,188
300	Owens-Illinois, Inc.	05/15/18	7.800	306,750
250	Solo Cup Co.	02/15/14	8.500	260,000
200	Tekni-Plex, Inc., Series B	06/15/10	12.750	177,000
				1,706,125
Electric Utilities—0.46%
550	American Electric Power Co., Series A	05/15/06	6.125	571,279
475	Calpine Canada Energy Finance(1)	05/01/08	8.500	339,625
225	Comstock Resources, Inc.	03/01/12	6.875	232,875
280	Dominion Resources, Inc., Series A	06/15/10	8.125	327,997
275	Edison Mission Energy	08/15/08	10.000	319,000
450	FirstEnergy Corp., Series B	11/15/11	6.450	483,610
425	FPL Group Capital, Inc.	09/15/06	7.625	455,654
150	Midwest Generation LLC	05/01/34	8.750	170,062
340	Pacific Gas & Electric Co.	03/01/34	6.050	342,668
325	Progress Energy, Inc.	10/30/31	7.000	349,761
400	PSEG Power	04/15/11	7.750	460,327
200	Reliant Resources, Inc.	07/15/13	9.500	229,500
650	Southern California Edison	02/15/07	8.000	710,815
515	TXU Energy Co.	03/15/13	7.000	570,227
300	Xcel Energy, Inc.	12/01/10	7.000	337,448
				5,900,848

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)		Value ($)
Energy—0.12%
175	Chesapeake Energy Corp.	06/15/14	7.500		193,375
475	Devon Financing Corp., U.L.C.	09/30/11	6.875		534,892
275	Dynegy Holdings, Inc.	05/15/18	7.125		245,437
225	Gulfmark Offshore, Inc.**	07/15/14	7.750		238,500
275	Whiting Petroleum Corp.	05/01/12	7.250		290,125
					1,502,329
Energy-Integrated—0.17%
700	ConocoPhillips, Inc.	05/25/10	8.750		852,222
390	Marathon Oil Corp.	03/15/12	6.125		420,962
465	PPL Capital Funding	03/01/09	4.330		457,894
395	PPL Energy Supply LLC, Series A	11/01/11	6.400		428,951
					2,160,029
Entertainment—0.10%
75	Intrawest Corp.**	10/15/13	7.500		79,875
625	Time Warner, Inc.	04/15/31	7.625		732,388
425	Viacom, Inc.	05/15/11	6.625		473,608
					1,285,871
Environmental Services—0.04%
200	Allied Waste North America, Inc.	02/15/11	5.750		183,000
300	Waste Management, Inc.	08/01/10	7.375		342,548
					525,548
Finance-NonCaptive Consumer—0.16%
350	Countrywide Home Loans	05/21/08	3.250		340,977
925	Household Finance Corp.	05/15/11	6.750		1,033,960
650	SLM Corp.	04/10/07	5.625		678,315
					2,053,252
Finance-NonCaptive Diversified—0.35%
3,325	General Electric Capital Corp.	06/15/12	6.000		3,601,893
450	General Electric Capital Corp.	03/15/32	6.750		514,268
350	International Lease Finance Corp.	04/01/09	3.500		338,942
					4,455,103
Food—0.17%
50	B&G Foods Holding Corp.	10/01/11	8.000		52,500
50	Chiquita Brands International**	11/01/14	7.500		50,625
300	Conagra Foods, Inc.	09/15/11	6.750		335,777
650	Kraft Foods, Inc.	11/01/11	5.625		682,482
125	Land O'Lakes, Inc.	11/15/11	8.750		121,250
250	Merisant Co.**	07/15/13	9.500	#	225,000
150	Pinnacle Foods Holding Corp.**	12/01/13	8.250		135,750
200	Seminis Vegetable Seeds, Inc.	10/01/13	10.250		226,000
300	Unilever Capital Corp.	11/01/10	7.125		343,269
					2,172,653
Food Processors/Beverage/Bottling—0.14%
325	Coors Brewing Co.	05/15/12	6.375		354,086
325	Le-Natures, Inc.**	06/15/13	10.000		359,125
650	Miller Brewing Co.**	08/15/13	5.500		671,261
380	Pepsi Bottling Holdings, Inc.**	02/17/09	5.625		403,811
					1,788,283

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)
Gaming—0.14%
200	Chukchansi Economic Development Authority**	06/15/09	14.500	254,000
100	Circus & Eldorado	03/01/12	10.125	109,500
325	Harrahs Operating Co., Inc.	01/15/09	7.500	359,702
125	Herbst Gaming, Inc.**	06/01/12	8.125	132,500
200	MTR Gaming Group, Inc.	04/01/10	9.750	218,000
250	River Rock Entertainment	11/01/11	9.750	276,250
150	Seneca Gaming Corp.	05/01/12	7.250	158,250
300	Wheeling Island Gaming, Inc.	12/15/09	10.125	321,750
				1,829,952
Healthcare—0.09%
250	Alliance Imaging	04/15/11	10.375	278,750
400	McKesson Corp.	02/01/12	7.750	455,480
150	National Mentor, Inc.**	12/01/12	9.625	158,250
200	Universal Hospital Services	11/01/11	10.125	211,000
				1,103,480
Home Builders—0.03%
25	Centex Corp.	06/15/05	9.750	25,783
300	Centex Corp.	02/01/11	7.875	344,239
				370,022
Hotels/Gaming—0.01%
125	Wynn Las Vegas LLC**	12/01/14	6.625	122,812
Industrial-Other—0.05%
350	Aearo Co. I	04/15/12	8.250	360,500
200	FastenTech, Inc.**	05/01/11	11.500	229,000
				589,500
Insurance-Life—0.03%
325	Lincoln National Corp.	12/15/11	6.200	349,679
Insurance-Multiline—0.03%
300	Allstate Corp.	12/01/09	7.200	340,016
Insurance-Personal & Casualty—0.10%
525	Hartford Financial Services Group, Inc.	09/01/07	4.700	534,825
425	Marsh & McLennan Cos., Inc.	03/15/12	6.250	434,717
350	Travelers Property Casualty Corp.	03/15/13	5.000	341,338
				1,310,880
Leisure—0.03%
200	Equinox Holdings, Inc. (1)	12/15/09	9.000	212,000
100	Jacobs Entertainment Co.	02/01/09	11.875	112,750
				324,750
Machinery-Agriculture & Construction—0.08%
125	Case New Holland, Inc.**	06/01/09	6.000	122,500
300	Caterpillar, Inc.	05/01/11	6.550	334,677
450	John Deere Capital Corp.	03/15/12	7.000	514,736
				971,913
Manufacturing-Diversified—0.03%
100	Maax Corp.**	06/15/12	9.750	109,000
300	United Technologies Corp.	05/15/12	6.100	327,124
				436,124
Metals & Mining—0.07%
350	AK Steel Corp. (1)	06/15/12	7.750	357,000
325	Alcoa, Inc.	01/15/12	6.000	351,877
150	Century Aluminum Co.**	08/15/14	7.500	157,500
75	Hawk Corp.**	11/01/14	8.750	76,875
				943,252
Oil & Gas—0.18%
425	Duke Energy Field Services	08/16/10	7.875	494,264
220	Parker Drilling Co.	10/01/13	9.625	246,950
250	Petroleum Geo-Services	11/05/10	10.000	285,000
400	Sempra Energy	03/01/10	7.950	460,323
775	Transocean, Inc.	04/15/11	6.625	854,799
				2,341,336

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)		Value ($)
Oil Refining—0.07%
50	Frontier Oil Corp.**	10/01/11	6.625		51,000
149	Giant Industries, Inc.	05/15/12	11.000		173,585
110	Pride International, Inc.**	07/15/14	7.375		121,825
450	Valero Energy Corp.	04/15/32	7.500		526,560
					872,970
Oil Services—0.01%
150	Hornbeck Offshore Services**	12/01/14	6.125		148,125
Paper & Forest Products—0.19%
200	Buckeye Technologies, Inc.	10/15/10	8.000		202,000
200	Cellu Tissue Holdings, Inc.	03/15/10	9.750		208,000
300	Georgia-Pacific Corp.	05/15/31	8.875		369,000
425	International Paper Co.	09/01/11	6.750		473,257
150	Pliant Corp.	09/01/09	11.125		164,250
200	Port Townsend Paper Corp.**	04/15/11	11.000		212,000
250	Riverside Forest Products Ltd.	03/01/14	7.875		267,500
200	Tembec Industries, Inc.	06/30/09	8.625		199,500
300	Weyerhaeuser Co.	03/15/32	7.375		346,818
					2,442,325
Pharmaceuticals—0.06%
325	Bristol-Myers Squibb Co.	10/01/11	5.750		344,450
350	Wyeth Pharmaceuticals	03/15/13	5.500		359,095
					703,545
Publishing—0.17%
150	Advanstar Communications, Inc.	08/15/10	10.750		169,125
225	Cadmus Communications Corp.	06/15/14	8.375		244,125
200	Houghton Mifflin Co.	02/01/11	8.250		215,000
100	Houghton Mifflin Co.	10/15/13	11.500	#	71,125
700	Sheridan Acquisition Corp.	08/15/11	10.250		764,750
250	Vertis, Inc.	06/15/09	10.875		272,500
250	Warner Music Group**	04/15/14	7.375		256,250
200	WRC Media Corp.	11/15/09	12.750		188,250
					2,181,125
Real Estate Investment Trusts—0.07%
325	Avalonbay Communities	08/01/09	7.500		365,552
475	EOP Operating LP	06/15/28	7.250		524,363
					889,915
Restaurants—0.04%
225	Buffets, Inc.	07/15/10	11.250		239,625
200	El Pollo Loco, Inc.	12/15/09	9.250		212,000
100	Sbarro, Inc.(1)	09/15/09	11.000		100,000
					551,625
Retail—0.23%
425	Federated Department Stores	04/01/11	6.625		471,180
125	Great Atlantic & Pacific Tea(1)	04/15/07	7.750		121,563
50	Ingles Markets, Inc.	12/01/11	8.875		54,250
200	Jean Coutu Group PJC, Inc.**	08/01/14	8.500		203,000
400	Kroger Co.	04/01/31	7.500		465,274
100	Pantry, Inc.	02/15/14	7.750		106,500
150	Pathmark Stores, Inc.(1)	02/01/12	8.750		143,250
425	Safeway, Inc.	03/01/11	6.500		461,294
775	Wal-Mart Stores, Inc.	08/10/09	6.875		867,945
					2,894,256
Road & Rail—0.10%
325	Burlington Northern Santa Fe Corp.	05/13/29	7.082		367,959
800	Union Pacific Corp.	12/01/06	6.700		847,785
					1,215,744
Specialty Purpose Entity—0.02%
100	AAC Group Holding Corp.**	10/01/12	10.250	#	67,500
150	Riddell Bell Holdings, Inc.**	10/01/12	8.375		155,250
					222,750

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)
Technology Hardware—0.07%
325	Eastman Kodak Co.	06/15/06	6.375	338,963
150	IPC Acquisition Corp.	12/15/09	11.500	164,250
300	Motorola, Inc.	11/15/10	7.625	346,557
				849,770
Technology Software—0.06%
350	Computer Sciences Corp.	04/15/08	3.500	345,972
375	First Data Corp.	08/01/08	3.375	367,951
				713,923
Telecommunications—0.07%
50	Dobson Cellular Systems, Inc.**	11/01/12	9.875	49,000
50	New Skies Satellites NV**	11/01/12	9.125	51,000
400	Qwest Communications International, Inc.**	02/15/11	7.250	398,000
75	Qwest Corp.	09/01/11	7.875	80,063
350	Telecom Italia Capital	11/15/13	5.250	349,569
				927,632
Tobacco—0.05%
325	Altria Group, Inc.	01/15/27	7.750	355,970
300	UST, Inc.	07/15/12	6.625	334,129
				690,099
Transportation Services—0.05%
400	ERAC USA Finance Co.**	01/15/11	8.000	467,993
200	Stena AB	11/01/13	7.500	209,500
25	Stena AB**	12/01/16	7.000	24,500
				701,993
Wireless Telecommunication Services—0.45%
200	American Cellular Corp., Series B	08/01/11	10.000	169,000
150	American Tower Corp.**	10/15/12	7.125	151,875
100	AT&T Corp.	11/15/11	8.050	114,000
725	AT&T Corp.	11/15/31	8.750	840,094
415	AT&T Wireless Services, Inc.	03/01/31	8.750	542,542
275	Cincinnati Bell, Inc.(1)	01/15/14	8.375	274,312
275	Deutsche Telekom International Finance BV	06/15/30	8.750	353,162
125	Dobson Communications Corp.	10/01/13	8.875	85,000
250	France Telecom SA	03/01/31	9.500	330,063
50	Rogers Wireless, Inc.**	12/15/12	7.250	51,938
25	Rogers Wireless, Inc.**	12/15/12	8.000	25,937
50	Rogers Wireless, Inc.**	03/15/15	7.500	51,875
515	Sprint Capital Corp.	03/15/12	8.375	622,158
300	Telus Corp.	06/01/11	8.000	351,072
250	Triton PCS, Inc.(1)	02/01/11	9.375	198,125
150	US Unwired, Inc., Series B	06/15/12	10.000	165,375
925	Verizon New York, Inc., Series A	04/01/12	6.875	1,022,651
325	Vodafone Group PLC	02/15/30	7.875	409,019
				5,758,198
Total Corporate Bonds (cost—$93,964,103)				93,665,500
International Government Obligations—0.14%
Mexico—0.14%
330	Pemex Project Funding Master Trust	11/15/11	8.000	376,695
1,225	United Mexican States	12/30/19	8.125	1,399,562
Total International Obligations (cost—$1,760,618)				1,776,257
Repurchase Agreement—2.55%
32,518	Repurchase Agreement dated 11/30/04 with State Street Bank & Trust Co., collateralized by $32,099,209 U.S. Treasury Bills, zero coupon due 04/14/05 and $853,991 U.S. Treasury Bonds, 11.250% due 02/15/15 (value—$33,188,482); proceeds; $32,519,662 (cost—$32,518,000)	12/01/04	1.840	32,518,000

Number of Shares (000)
Investments of Cash Collateral from Securities Loaned—18.14%
Money Market Funds†—18.14%
7,506	AIM Liquid Assets Portfolio		1.926	7,506,255
73,419	Barclays Prime Money Market Fund		1.992	73,418,656
927	BlackRock Provident Institutional TempFund		1.823	927,071
56,761	Dreyfus Institutional Cash Advantage Fund		1.956	56,760,600
7	Scudder Money Market Series		1.911	6,937
92,554	UBS Private Money Market Fund LLC(5)		1.912	92,553,585
Total Money Market Funds (cost—$231,173,104)				231,173,104
Total Investments (cost—$1,440,435,479)(3)(4)—117.42%				1,496,405,067

*	Non-income producing security.
**

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 1.83% of net assets as of November 30, 2004, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

†	Interest rates shown reflect yield at November 30, 2004.
‡	Floating rate securities. The interest rates shown are the current rates as of November 30, 2004.
#	Denotes a step-up bond or zero coupon bond that converts to the noted fixed rate at a designated future date.
@	Annualized yield at date of purchase.
OEM	Original Equipment Manufacturer.
(1)	Security, or portion thereof, was on loan at November 30, 2004.
(2)

Interest Only Security. This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

(3)

Includes $230,708,943 of investments in securities on loan, at value. The custodian held cash and equivalents as collateral for securities loaned of $231,171,104 (as detailed above in the Schedule of Investments). In addition, the custodian also held a Federal Home Loan Mortgage Corporation Obligation, 4.000% due 06/12/13 and a Federal Home Loan Mortgage Corporation Obligation, 4.875% due 11/15/13 having an aggregate value of $3,454,005 and $4,430,432, respectively, as collateral for portfolio securities loaned.

(4)

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at November 30, 2004 were $92,114,694 and $36,145,106, respectively, resulting in net unrealized appreciation of investments of $55,969,588.

(5)	Affiliated issuer. See table below for more information.

Security Description	Number of Shares Held at 08/31/04	Number of Shares Purchased During the Three Months Ended 11/30/04	Number of Shares Sold During the Three Months Ended 11/30/04	Number of Shares Held at 11/30/04	Income Earned From Affiliate for the Three Months Ended 11/30/04
UBS Private Money Market Fund LLC	105,891,164	445,595,842	458,933,421	92,553,585	$26,189

(6)	The following represents an illiquid restricted security as of November 30, 2004:
Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost as a Percentage of Net Assets	Market Value	Market Value as a Percentage of Net Assets
MLCC Mortgage Investors, Inc., Series 2003-D, Class XA1	09/12/03	$21,271	0.00%	$16,790	0.00%

Issuer Breakdown By Country

Percentage of Portfolio Assets
United States	97.5%
United Kingdom	1.2
Switzerland	0.7
Canada	0.2
Mexico	0.1
Puerto Rico	0.1
Chile	0.1
France	0.1
Total	100.0%

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Investment Trust
By:	/s/ Joseph A. Varnas

Joseph A. Varnas
President

Date:  January 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph A. Varnas

Joseph A. Varnas
President

Date:  January 28, 2005

By:	/s/ Thomas Disbrow

Thomas Disbrow
Treasurer

Date:  January 28, 2005